Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Redeemable convertible preferred stock, Shares Authorized	0	4,912,646	4,912,646
Redeemable convertible preferred stock, shares issued	0	4,912,646	2,964,594
Redeemable convertible preferred stock, shares outstanding	0	4,912,646	2,964,594
Common stock, par value	$ 0.0005	$ 0.0005	$ 0.0005
Common stock, shares authorized	300,000,000	74,000,000
Common stock, shares issued	66,038,276	9,042,346	8,460,488
Common stock, shares outstanding	66,038,276	9,042,346	8,460,488
Preferred stock, shares authorized	10,000,000	18,554,573
Preferred stock, shares issued	0	18,554,573	16,554,573
Preferred stock, shares outstanding	0	18,554,573	16,554,573